LAND USE RIGHT	12 Months Ended
Dec. 31, 2013
LAND USE RIGHT [Abstract]
LAND USE RIGHT

Land use right as of December 31, 2013 and December 31, 2012 consist of the following:

	December 31, 2013	December 31, 2012

Land use right, net	$30,997,489	$13,625,738

Land use right represents the value of land approved to the Company for industrial production purpose by the local government in Zhengzhou, PRC. The right will be expired between June 30, 2053, June 30, 2054 and Mar 31, 2056 for the land with 58.6 acres (351.61 Chinese mu), 50 acres (300 Chinese mu) and 24.94 acre (151.36 Chinese mu) respectively.  Land use right payable for the 58.6 acres as of December 31, 2013 and December 31, 2012 was $1,460,671 and $1,419,314 respectively.

The Company acquired the land use right of 58.6 acres in February 2010. Although there is no payment schedule to settle the outstanding amount of $1,460,671 until the Company receives notification from the local government. As it is repayable on demand, it is recorded as current liability.

On February 26, 2013, the Company's subsidiary, Henan Green acquired land use right with totaling 24.94 acres from a related party, Zhengzhou Company, among which 6.69 acres of land has been leased to Henan Green in prior years. The payment of acquisition was fully settled as at June 30, 2013 and the transfer of land use right is still in process. The total consideration is of approximately $43.6 million (RMB 268,000,000).

The consideration was allocated as follows:

Land use rights	$29,009,733
Replacement cost	20,704,280
Total consideration	$49,714,013

Based on Accounting Standard Codification ("ASC") 805-50, the Group recorded the value of $17,444,274 as the cost of land use right which was the net carrying amount recorded in the book of Group’s related party; the former owner of the Group, Zhengzhou Company, at the date of transfer. Zhengzhou Company was the former owner of the Group and is 40% owned by our chairman and CEO. The balance of $26,186,357 above cost was treated as a return of capital in the equity amounts. An amount of $5,011,589 was recorded as a reduction in additional paid in capital and the balance of $21,174,768 applied to retained earnings.

Land use right is amortized using the straight-line method over the lease term of 43 to 50 years. The amortization expense for the years ended December 31, 2013, 2012 and 2011 were $741,816, $330,244, and $322,638, respectively. The total future amortization is as follows:

December 31
2014	$1,570,364
2015	1,570,364
2016	1,570,364
2017	1,570,364
2018	1,570,364
Over 5 years	23,145,669
$30,997,489